Statements of cash flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (16,196)	$ (12,469)	$ (17,639)	$ (10,189)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	49	45	60	33
Share-based compensation expense	776	502	705	427
Non-cash interest expense	224	66	104	82
Accretion of debt discount	60	32	60	277
Change in fair value of warrant liability	16	(1)	52	18
Amortization and accretion on available-for-sale investments, net	17
Loss on sale of fixed assets		15	15
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(536)	(122)	(145)	54
Other assets	426	1,764	1,763	(1,154)
Accounts payable and accrued liabilities	(567)	(399)	632	1,137
Deferred revenue	(515)	500	500	200
Deferred rent	(7)	(6)	(9)	(9)
Net cash used in operating activities	(16,253)	(10,073)	(13,902)	(9,124)
Investing activities
Purchase of available-for-sale investments	(20,065)
Acquisition of property and equipment	(3)	(8)	(32)	(140)
Proceeds from the sale of fixed assets		4	4
Net cash used in investing activities	(20,068)	(4)	(28)	(140)
Financing activities
Proceeds from initial public offering, net of issuance costs	51,377
Proceeds from issuance of long-term debt	7,867	5,981	5,976	3,000
Principal payments made on long-term debt	(6,330)			(125)
Proceeds from exercise of stock options		13	14	5
Net cash provided by financing activities	52,914	5,994	25,944	15,624
Net increase (decrease) in cash and cash equivalents	16,593	(4,083)	12,014	6,360
Cash and cash equivalents, beginning of period	20,283	8,269	8,269	1,909
Cash and cash equivalents, end of period	36,876	4,186	20,283	8,269
Supplemental schedule of noncash investing and financing activities
Conversion of convertible preferred stock to common stock	48,198			3,232
Reclassification of deferred initial public offering costs	1,597
Issuance of warrant to purchase common stock	308			1,506
Issuance of warrant to purchase Series B preferred stock		164	164
Accretion of redeemable convertible preferred stock to redemption value	883	392	525	231
Deferred initial public offering costs in accounts payable and accrued expenses	$ 16	$ 228	410	602
Interest paid			100	7
Series B Preferred Stock
Financing activities
Proceeds from issuance of Series B Preferred Stock and common stock warrants, net of issuance cost				$ 12,744
Series C Preferred Stock
Financing activities
Proceeds from issuance of Series B Preferred Stock and common stock warrants, net of issuance cost			$ 19,954